COMMON STOCK (Details Narrative) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Common Stock Details Narrative Abstract
Common Stock, Shares Outstanding	9,000,000	10,204,000	9,000,000
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares Issued	9,000,000	10,204,000	9,000,000
Common stock issued as consideration value, price per share		$ 0.025	$ 0.001
Shareholder contribution	$ 22,050	$ 37,800